Preferred Shares Series E (Details) - USD ($)			9 Months Ended
	Jul. 12, 2021	Sep. 14, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Class of Stock [Line Items]
Preferred Shares, Shares Issued			1,000		9,355,778
Proceeds from Issuance of Preferred Shares, net			$ 9,575,000	$ 2,735,000
Common Shares, Issued			59,208,801		7,867,186
Preferred Shares, Outstanding			1,000		9,355,778
Series E Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Reason why Security is Not Redeemable			Series E Preferred Shares, may, at any time, convert all or any Series E Preferred Shares provided that the common shares issuable upon such conversion, together with all other common shares of the Company held by the shareholder in the aggregate, would not cause such shareholder’s ownership of the Company’s common shares to exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company
Convertible Preferred Stock, Terms of Conversion			Each Series E Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 70% of the average of the three lowest volume weighted average price of the common stock during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.00; however, in no event shall the conversion price be lower than $1.00 per share.
Preferred Stock, Dividend Rate, Percentage	8.00%
Preferred Shares, Shares Issued		3,000
Proceeds from Issuance of Preferred Shares, net		$ 2,700,000
Payments of Stock Issuance Costs		$ 240,000
Common Shares, Issued			250,000
Series E penalty interest rate			24.00%
Common Stock, Value, Issued			$ 653,000
Convertible Preferred Stock, Shares Issued upon Conversion			2,456,918
Preferred shares exchanged			3,000
Preferred Shares, Outstanding			0